Share-based compensation - Phantom TELUS Corporation restricted share units (Details)	12 Months Ended
Dec. 31, 2022 shares
Restricted Stock Units | TELUS Corporation (parent)
share-based compensation
Vesting period	30 months
Restricted Stock Units | TELUS Corporation (parent) | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted Stock Units | TELUS Corporation (parent) | Maximum
share-based compensation
Variable payout (as a percent)	150.00%
Common Share | Phantom restricted share units
share-based compensation
Nominal value (in number of equity shares)	1
Common Share | Restricted Stock Units
share-based compensation
Nominal value (in number of equity shares)	1